PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense			$ 229,511	$ 57,473
Depreciation	$ 245,817	$ 151,342	$ 229,513	$ 57,473